FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) - CNY (¥)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Derivative assets		¥ 7,277,406
Liabilities:
Convertible senior notes			¥ 818,857,265
Capped Call Option [Member]
Assets:
Derivative assets		17,490,323	21,098,263
Call spread options [Member]
Assets:
Derivative assets		7,277,406
Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale investment			20,875,725
Liabilities:
Warrant Liability	226,086,556	68,377,608
Convertible senior notes	423,739,708	1,506,981,361	1,540,398,645
Rate Cap Derivative	10,364,075
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	640,876	7,038,537	47,712,744
Liabilities:
Warrant Liability		4,295,737	30,901,012
Fair Value, Measurements, Recurring [Member] | Capped Call Option [Member]
Assets:
Derivative assets		17,490,323	21,098,263
Fair Value, Measurements, Recurring [Member] | Call spread options [Member]
Assets:
Derivative assets		7,277,406
Fair Value, Measurements, Recurring [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	235,728,241
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member]
Assets:
Available-for-sale investment
Liabilities:
Warrant Liability	0	0
Convertible senior notes	0	0
Rate Cap Derivative	0
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	0	0
Liabilities:
Warrant Liability		0
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Capped Call Option [Member]
Assets:
Derivative assets		0
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Call spread options [Member]
Assets:
Derivative assets		0
Fair Value, Measurements, Recurring [Member] | Quote Prices in Active market for Identical Assets (Level 1) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	0
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
Assets:
Available-for-sale investment
Liabilities:
Warrant Liability	0	0
Convertible senior notes	0	0
Rate Cap Derivative	0
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	640,876	7,038,537	47,712,744
Liabilities:
Warrant Liability		4,295,737	30,901,012
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Capped Call Option [Member]
Assets:
Derivative assets		0
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Call spread options [Member]
Assets:
Derivative assets		0
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available-for-sale investment			20,875,725
Liabilities:
Warrant Liability	226,086,556	68,377,608
Convertible senior notes	423,739,708	1,506,981,361	1,540,398,645
Rate Cap Derivative	10,364,075
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	0
Liabilities:
Warrant Liability
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Capped Call Option [Member]
Assets:
Derivative assets			¥ 21,098,263
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Call spread options [Member]
Assets:
Derivative assets		¥ 7,277,406
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Guarantee receivables [Member]
Assets:
Derivative assets	¥ 235,728,241